GCAT Depositor VI LLC ABS-15G

Exhibit 99.8

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
3735191966	xxx	xxx	C	A	A	A	C	A	A	A	Closed	FCOM6658	2025-08-12 14:04	2025-08-12 15:49	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	RESPA Material	Resolved-Interim CD issued xxx for APR increase over .125 received, data entered, no additional compliance findings. - Due Diligence Vendor-08/12/2025
Ready for Review- - Due Diligence Vendor-08/12/2025
Ready for Review-Document Uploaded.  - Seller-08/12/2025
Open-Testing flagged the APR change from xxx% (Interim CD dated xxx) to xxx% (Final CD) as a substantive change. However, documentation confirms the actual APR at consummation was xxx%, making the Final CD’s APR inaccurate. Since the xxx CD was delivered at least 3 days prior to closing and its APR is within tolerance of the actual APR, no additional waiting period is required. The Final CD should have disclosed xxx%.  The disclosed APR of xxx% does not reflect an actual change in loan terms and is considered a clerical error. Under Regulation 130(b), this can be corrected without triggering a new 3-day waiting period and the over-disclosure can be corrected under 130(b).
- Due Diligence Vendor-08/12/2025	Ready for Review-Document Uploaded. - Seller-08/12/2025	Resolved-Interim CD issued xxx for APR increase over .125 received, data entered, no additional compliance findings. - Due Diligence Vendor-08/12/2025	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 7.24 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months

																									Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 34.92% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More		xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Purchase	NA	N/A	N/A	xxx